Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,126,300
Previously Paid Amount	0.00
Total Fee Amount	2,088.94
Total Offset Amount	0.00
Net Fee	2,088.94
Narrative - Max Aggregate Offering Price	$ 15,126,300
Final Prospectus	true